Equity Method Investment Investment Activity for FOX (Details) - USD ($) $ in Thousands	1 Months Ended			3 Months Ended		12 Months Ended
	Nov. 30, 2016	Aug. 31, 2016	Mar. 31, 2016	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gain (Loss) on Securities [Line Items]
Proceeds from sale of Fox shares, net				$ (136,100)
Fair value adjustment - available for sale security						$ 0	$ (5,620)	$ 74,490
FOX
Gain (Loss) on Securities [Line Items]
Proceeds from sale of Fox shares, net	$ (71,800)	$ (63,000)	$ (47,700)		$ (136,100)